De-Spac Transaction (Details) $ / shares in Units, $ in Thousands, $ in Millions		12 Months Ended
	Sep. 20, 2023 $ / shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 shares
De-Spac Transaction [Line Items]
Common shares outstanding		69,718,464		68,642,515	1
Converted shares		661,971	661,971
Greenfire common shares		4,250,000	4,250,000
Shares cancelled		77,941	77,941
Dividend paid (in Dollars) | $		$ 59,400
Shares repurchased cancelled value (in Dollars) | $		$ 11,400
Warrants outstanding		312,500	312,500
Share capital (in Dollars) | $		$ 38,900
Warrants convertible		3,617,016	3,617,016
Additional warrants		5,000,000	5,000,000
Private placement warrant		2,526,667	2,526,667
Conversion of warrants		2,526,667	2,526,667
Purchase price per share (in Dollars per share) | $ / shares	$ 9.37
Listing expense | $				$ 106,542
GRI Common Shares [Member]
De-Spac Transaction [Line Items]
Common shares outstanding		8,937,518
Converted shares		2,886,048	2,886,048
Greenfire common shares		3,225,810	3,225,810
Retained earnings (in Dollars) | $		$ 4,600
GreenFire Common Shares [Member]
De-Spac Transaction [Line Items]
Converted shares		7,996,165	7,996,165
Greenfire common shares		15,769,183	15,769,183
Shares cancelled		941,353	941,353
Cash consideration (in Dollars) | $		$ 70,800
Retained earnings (in Dollars) | $		$ 70,800
Class A Common Shares [Member]
De-Spac Transaction [Line Items]
Converted shares		755,707	755,707
Purchase price per share (in Dollars per share) | $ / shares	$ 9.37
Issued shares		4,177,091
Transaction costs		$ 56,600	$ 42.2
MBSC Public Share [Member]
De-Spac Transaction [Line Items]
Greenfire common shares		755,707	755,707
Class B Common Stock [Member]
De-Spac Transaction [Line Items]
Converted shares		4,250,000	4,250,000
GreenFire Common Shares [Member] | Common Shares [Member]
De-Spac Transaction [Line Items]
Greenfire common shares		43,690,534	43,690,534
Shares cancelled		339,245	339,245
Freenfire [Member]
De-Spac Transaction [Line Items]
Cash consideration (in Dollars) | $		$ 25,500
Retained earnings (in Dollars) | $		4,500
Transaction costs | $				$ 12,200
Reclassified Surplus [Member]
De-Spac Transaction [Line Items]
Reclassified surplus (in Dollars) | $		$ 43,500
GRI Warrants [Member]
De-Spac Transaction [Line Items]
Warrant outstanding		739,912
Warrants Consideration [Member]
De-Spac Transaction [Line Items]
Cash consideration (in Dollars) | $		$ 4,500
Related Parties [Member]
De-Spac Transaction [Line Items]
Reclassified surplus (in Dollars) | $		1,200
PIPE Investors [Member] | Class A Common Shares [Member]
De-Spac Transaction [Line Items]
Purchase price per share (in Dollars per share) | $ / shares			$ 10.1
MBSC [Member]
De-Spac Transaction [Line Items]
Listing expense		106,500	$ 79.4
Warrants [Member]
De-Spac Transaction [Line Items]
Retained earnings (in Dollars) | $		$ 25,500